EVENTS DURING THE PERIOD (Details Narrative)						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2024 USD ($) shares	Jul. 31, 2024 USD ($)	Jul. 08, 2024 USD ($)	Jul. 08, 2024 EUR (€)	Apr. 05, 2023	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) Segment shares	Sep. 30, 2024 EUR (€) Segment	Dec. 31, 2023 shares	Jul. 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Dec. 31, 2022 shares
Debt Instrument [Line Items]
Common Stock, Shares, Issued | shares							9,580,515		2,955,490			688,272
Sale of Stock, Percentage of Ownership after Transaction	25.00%				16.66%
Number of Reportable Segments | Segment							2	2
Single Customer [Member] | Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member]
Debt Instrument [Line Items]
Concentration Risk, Percentage							10.00%	10.00%	10.00%
Letter Of Intent [Member] | Mito Care X Bio Ltd [Member]
Debt Instrument [Line Items]
Common Stock, Shares, Issued | shares	4,961
Subsidiary, Ownership Percentage, Parent	73.00%
Sale of Stock, Consideration Received Per Transaction	$ 700,000
Payments of Ordinary Dividends, Common Stock	$ 5,000,000
Letter Of Intent [Member] | Sci Sparc Ltd [Member]
Debt Instrument [Line Items]
Common Stock, Shares, Issued | shares	30,477
Subsidiary, Ownership Percentage, Parent	27.00%
Payments of Ordinary Dividends, Common Stock	$ 8,000,000
Sci Sparc Ltd [Member]
Debt Instrument [Line Items]
[custom:CommonStockExceedsPercentage]	4.99%
Loan Agreement [Member]
Debt Instrument [Line Items]
Repayments of Debt			$ 406,156	€ 375,000
Loan Agreement [Member] | Solterra Renewable Energy Ltd [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 541,541	$ 438,846				€ 500,000
Long-Term Debt, Gross						$ 406,156					€ 375,000
Debt Instrument, Interest Rate During Period						7.00%	23.60%	23.60%
Loan Agreement [Member] | Solterra Renewable Energy Ltd [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period						7.00%
Loan Agreement [Member] | Solterra Renewable Energy Ltd [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period						12.00%
Loan And Partnership Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 2,288,000								€ 2,080,000
Long-Term Debt, Gross		$ 1,716,000								€ 1,560,000
Repayments of Debt							$ 763,693	€ 705,000
Debt Instrument, Interest Rate, Stated Percentage		7.00%								7.00%
Debt Instrument, Description		Pursuant to the Loan and Partnership Agreement, the Lenders are entitled to participation rights of 50% (of which the Company will be entitled to receive 50% thereof) of the Partnership’s profits (the “Profits”), whether directly or by way of 50% membership or ownership in the Partnership, or through legal rights for the distribution of 50% of the Partnership’s Profits where Solterra acts as a trustee on behalf of the Lenders (the “Profit Rights Alternatives”).
Interest Income, Other							$ 24,648